United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 03/31/17

Item 1.	Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.5%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$93,706
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	99,994
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	91,456
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	326,046
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	48,146
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	69,493
		TOTAL	728,841
		Basic Industry - Metals & Mining—2.6%
150,000		Alcoa Corp., Sr. Unsecd. Note, 5.40%, 4/15/2021	160,058
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,000
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	235,588
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,655
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	157,075
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	136,988
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	252,500
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	287,932
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	235,071
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	283,263
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	107,600
		TOTAL	2,096,730
		Basic Industry - Paper—1.2%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	140,492
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	284,269
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	150,796
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	148,813
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	112,144
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	131,799
		TOTAL	968,313
		Capital Goods - Aerospace & Defense—2.1%
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	236,423
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	372,240
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	106,000
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	171,621
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	366,100
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	103,020
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	305,603
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	52,557
		TOTAL	1,713,564
		Capital Goods - Building Materials—0.4%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	292,299
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	33,946
		TOTAL	326,245
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,361
		Capital Goods - Diversified Manufacturing—1.7%
140,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	137,778

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$400,000		Pentair Finance SA, Sr. Unsecd. Note, 4.65%, 9/15/2025	$416,291
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	60,986
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	248,443
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,468
240,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	233,833
80,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	79,149
110,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	109,366
		TOTAL	1,360,314
		Capital Goods - Packaging—0.9%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	181,825
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,986
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	85,594
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	123,999
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,766
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	254,834
		TOTAL	756,004
		Communications - Cable & Satellite—2.4%
190,000		CCO Safari II LLC, 6.484%, 10/23/2045	219,970
380,000	[1,2]	CCO Safari II LLC, Sec. Fac. Bond, Series 144A, 5.375%, 5/1/2047	383,041
165,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	159,936
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	319,659
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	307,644
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	468,424
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	55,911
		TOTAL	1,914,585
		Communications - Media & Entertainment—6.3%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	120,327
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	307,197
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	203,312
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	219,012
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	455,225
200,000		CBS Corp., 3.70%, 8/15/2024	202,848
200,000		CBS Corp., 4.90%, 8/15/2044	203,494
370,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	385,478
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	291,182
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,703
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	72,903
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	315,839
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	203,513
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	189,515
100,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	102,946
230,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	244,516
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	504,000
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	570,557
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	281,940
		TOTAL	5,074,507
		Communications - Telecom Wireless—1.7%
100,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	103,623
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	216,256
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	416,643

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	$281,681
330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	337,869
		TOTAL	1,356,072
		Communications - Telecom Wirelines—6.5%
1,290,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,212,907
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	408,770
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	280,746
225,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	247,183
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	183,527
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	49,632
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	77,945
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	311,673
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	328,986
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,648,547
534,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	521,316
		TOTAL	5,271,232
		Consumer Cyclical - Automotive—2.3%
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	424,178
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	202,429
470,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	490,289
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	200,640
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	448,844
110,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	129,244
		TOTAL	1,895,624
		Consumer Cyclical - Lodging—0.6%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	271,875
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	235,852
		TOTAL	507,727
		Consumer Cyclical - Retailers—2.7%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	105,403
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	84,115
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	134,547
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,543
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	51,601
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	574,975
70,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	70,190
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	320,746
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	358,611
325,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	327,627
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	109,784
		TOTAL	2,190,142
		Consumer Non-Cyclical - Food/Beverage—3.8%
125,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	118,090
290,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	277,768
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	205,091
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	201,343
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	315,717
150,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	150,903
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	245,970
350,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	329,524

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$309,607
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	125,938
250,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	260,695
280,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	269,679
100,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	101,301
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	204,251
		TOTAL	3,115,877
		Consumer Non-Cyclical - Health Care—1.3%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	121,473
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	51,981
55,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	56,702
260,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	272,382
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,001
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	238,488
265,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	262,462
		TOTAL	1,044,489
		Consumer Non-Cyclical - Pharmaceuticals—3.7%
400,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	400,257
400,000		Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	416,361
400,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	404,202
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	102,378
375,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	393,908
190,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	186,260
520,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	497,529
300,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	288,926
300,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	276,981
		TOTAL	2,966,802
		Consumer Non-Cyclical - Products—0.9%
400,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	408,534
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	312,534
		TOTAL	721,068
		Consumer Non-Cyclical - Supermarkets—0.5%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	392,098
		Consumer Non-Cyclical - Tobacco—0.9%
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	353,878
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	359,728
		TOTAL	713,606
		Energy - Independent—3.2%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	390,600
180,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	200,090
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	594,808
400,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	418,586
550,000		Hess Corp., Sr. Unsecd. Note, 3.50%, 7/15/2024	528,979
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	492,377
		TOTAL	2,625,440
		Energy - Integrated—2.6%
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	254,045
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	110,406
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	547,250

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$1,140,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	$1,231,200
		TOTAL	2,142,901
		Energy - Midstream—5.7%
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	104,934
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	117,018
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	624,242
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	267,308
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	256,221
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	507,440
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,063
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	341,230
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	757,359
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	393,526
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	257,018
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	193,839
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	790,189
		TOTAL	4,653,387
		Energy - Oil Field Services—1.0%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	36,291
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	101,375
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	202,500
11,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	10,890
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	145,875
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	144,375
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	143,250
		TOTAL	784,556
		Energy - Refining—1.8%
300,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	319,032
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	167,889
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	191,471
350,000		Valero Energy Corp., 9.375%, 3/15/2019	398,104
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	99,397
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	250,670
		TOTAL	1,426,563
		Financial Institution - Banking—12.3%
210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	213,426
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	988,381
350,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	333,866
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	597,676
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	199,455
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	800,414
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	249,790
520,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	522,949
180,000		Citigroup, Inc., 4.125%, 7/25/2028	177,377
250,000		Citigroup, Inc., 5.50%, 9/13/2025	273,756
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	467,810
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	350,942
400,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	402,550
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	746,294
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	185,835

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	$153,800
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	257,220
200,000		Comerica, Inc., 3.80%, 7/22/2026	200,663
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	251,647
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	196,644
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	157,111
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	294,291
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	421,052
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,850
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	484,007
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	180,958
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	417,269
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	194,552
150,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	151,929
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	53,137
		TOTAL	9,970,651
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	209,263
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,049
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	193,646
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	79,976
350,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	394,241
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	304,182
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	204,115
		TOTAL	1,387,472
		Financial Institution - Finance Companies—1.4%
200,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	201,734
300,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	308,394
300,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	340,926
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	200,447
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	76,200
		TOTAL	1,127,701
		Financial Institution - Insurance - Life—1.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	104,362
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	261,903
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	89,378
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	142,525
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	220,560
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	154,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	65,575
250,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	243,899
		TOTAL	1,282,952
		Financial Institution - Insurance - P&C—2.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	555,002
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	56,457
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	132,622
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	152,507
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,219
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	337,155
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	57,834

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	$314,281
		TOTAL	1,671,077
		Financial Institution - REIT - Apartment—1.1%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	164,443
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	305,739
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	99,907
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,621
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	253,410
		TOTAL	898,120
		Financial Institution - REIT - Healthcare—0.9%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	107,329
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	401,507
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	200,205
		TOTAL	709,041
		Financial Institution - REIT - Office—0.7%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	102,462
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	90,140
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	99,928
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	63,808
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	216,544
		TOTAL	572,882
		Financial Institution - REIT - Other—0.9%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	416,640
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	310,907
		TOTAL	727,547
		Financial Institution - REIT - Retail—1.0%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	128,901
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	80,832
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	288,802
200,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	186,388
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,629
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	120,623
		TOTAL	851,175
		Technology—5.5%
300,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	309,631
67,000		BMC Software, Inc., 7.25%, 6/1/2018	69,429
90,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	90,776
390,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	393,236
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	62,797
840,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	919,070
190,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	187,255
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	355,544
110,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	115,691
550,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	565,691
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	68,979
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	98,687
450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	460,691
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	348,282
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	86,260
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	229,566

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$78,377
		TOTAL	4,439,962
		Transportation - Airlines—0.1%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	96,089
		Transportation - Railroads—0.8%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	135,300
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	215,206
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	298,667
		TOTAL	649,173
		Transportation - Services—1.0%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	365,008
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	405,785
		TOTAL	770,793
		Utility - Electric—5.5%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	134,733
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	80,976
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	95,590
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	269,694
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	257,468
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	223,162
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	295,500
390,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	394,962
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	102,948
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	250,968
390,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	366,651
8,647	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	8,693
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	241,342
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	302,602
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	249,136
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	206,229
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	216,325
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	32,786
200,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	193,903
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	85,447
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	258,110
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	204,064
		TOTAL	4,471,289
		Utility - Natural Gas—1.0%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	79,950
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	198,308
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	95,364
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	202,832
250,000	[1,2]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	253,605
		TOTAL	830,059
		TOTAL CORPORATE BONDS (IDENTIFIED COST $75,335,007)	77,333,031
		FOREIGN GOVERNMENTS/AGENCIES—2.3%
		Sovereign—2.3%
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	901,000
200,000		Mexico, Government of, 4.75%, 3/8/2044	194,500

Principal Amount		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$206,000	Mexico, Government of, 6.75%, 9/27/2034	$257,175
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	299,250
190,000	Peru, Government of, 6.55%, 3/14/2037	245,337
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,801,319)	1,897,262
	REPURCHASE AGREEMENT—2.0%
1,613,000	Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (AT COST)	1,613,000
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $78,749,326)[3]	80,843,293
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	156,045
	TOTAL NET ASSETS—100%	$80,999,338
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes 5-Year Long Futures	65	$7,652,227	June 2017	$10,524
5U.S. Treasury Notes 10-Year Short Futures	105	$13,079,063	June 2017	$(43,437)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(32,913)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,653,115 and $13,069,629, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $10,616,181, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $10,616,181, which represented 13.1% of total net assets.
3	At March 31, 2017, the cost of investments for federal tax purposes was $78,749,326. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $2,093,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,788,928 and net unrealized depreciation from investments for those securities having an excess of cost over value of $694,961.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$77,333,031	$—	$77,333,031
Foreign Governments/Agencies	—	1,897,262	—	1,897,262
Repurchase Agreement	—	1,613,000	—	1,613,000
TOTAL SECURITIES	$—	$80,843,293	$—	$80,843,293
Other Financial Instruments[1]
Assets	$10,524	$—	$—	$10,524
Liabilities	(43,437)	—	—	(43,437)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(32,913)	$—	$—	$(32,913)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANY—99.5%
6,322,776	[1]	High Yield Bond Portfolio (IDENTIFIED COST $41,576,685)	$40,402,537
		REPURCHASE AGREEMENT—0.5%
$184,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $184,000)	184,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $41,760,685)[2]	40,586,537
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	19,203
		TOTAL NET ASSETS—100%	$40,605,740
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2016	6,039,739
Purchases/Additions	406,068
Sales/Reductions	(123,031)
Balance of Shares Held 3/31/2017	6,322,776
Value	$40,402,537
Dividend Income	$607,150
2	At March 31, 2017, the cost of investments for federal tax purposes was $41,760,685. The net unrealized depreciation of investments for federal tax purposes was $1,174,148. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,174,148.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $40,402,537 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2017 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.8%
8,844,764	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $87,461,001)	$86,678,685
		REPURCHASE AGREEMENT—0.3%
$258,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $258,000)	258,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $87,719,001)[2]	86,936,685
		OTHER ASSETS AND LIABILITIES-NET—(0.1)%[3]	(96,033)
		TOTAL NET ASSETS—100%	$86,840,652
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2016	8,512,317
Purchases/Additions	503,158
Sales/Reductions	(170,711)
Balance of Shares Held 3/31/2017	8,844,764
Value	$86,678,685
Dividend Income	$576,703
2	At March 31, 2017, the cost of investments for federal tax purposes was $87,719,001. The net unrealized depreciation of investments for federal tax purposes was $782,316. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $782,316.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $86,678,685 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017